Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended
	Jan. 09, 2024	Jan. 31, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
Langar Global HealthTech ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,930.15	$ 10,688.89	$ 10,290.24	$ 10,729.39	$ 10,140.09	$ 9,777.142	$ 10,458.489	$ 10,058.509	$ 9,986.683
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,196.84	11,086.91	11,561.84	12,242.44	12,537.38	12,001.76	13,315.04	14,396.82	14,779.06
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,002.27	$ 10,569.19	$ 10,467.78	$ 11,103.68	$ 9,960.24	$ 10,611.87	$ 9,849.94	$ 10,220.49	$ 11,414.14